Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities - USD ($) $ in Thousands		9 Months Ended
		Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Carlyle warrants		$ 7,683
Public warrants		1,413
Private placement warrants		1,027
Working capital warrants		117
Forward purchase agreement liabilities	[1]	6,586
Redeemable convertible preferred stock warrant liability			14,152	$ 1,129
Convertible debt embedded derivatives			0	1,481	$ 579
SAFE agreements				6,397
Total		16,826	14,152	9,007
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Carlyle warrants
Public warrants		1,413
Private placement warrants
Working capital warrants
Forward purchase agreement liabilities
Redeemable convertible preferred stock warrant liability
Convertible debt embedded derivatives
SAFE agreements
Total		1,413
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Carlyle warrants
Public warrants
Private placement warrants		1,027
Working capital warrants		117
Forward purchase agreement liabilities
Redeemable convertible preferred stock warrant liability
Convertible debt embedded derivatives
SAFE agreements
Total		1,144
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Carlyle warrants		7,683
Public warrants
Private placement warrants
Working capital warrants
Forward purchase agreement liabilities		6,586
Redeemable convertible preferred stock warrant liability			14,152	1,129
Convertible debt embedded derivatives				1,481
SAFE agreements				6,397
Total		$ 14,269	$ 14,152	$ 9,007

[1]	Includes $5.6 million and zero of liabilities due to related parties as of October 1, 2023 and December 31, 2022, respectively.